Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net (loss) income	$ (46,620,619)	$ (9,409,208)	$ (15,638,589)	$ (35,200,039)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	205,111	734,306	818,203	1,879,398
Amortization of debt issuance costs	45,648	1,824,270	2,010,298	753,232
Loss on initial issuance of debt	1,770,933
Change in fair value of convertible note option liability	(607,067)
Change in fair value of warrant liabilities	220,373
Earn-out liability initial loss	53,600,000
Change in fair value of earn out share liabilities	(24,750,000)
Interest income on investment	(768)
Impairment loss on investment			174,066
Stock based compensation	394,234	404,761	484,584	845,448
Interest expense on convertible notes converted	868,853
Gain on forgiveness of Paycheck Protection Program loan				(1,238,145)
Unrealized foreign currency transaction(gain) loss	(1,686,348)	(158,825)	(1,332,914)	2,097,545
Provision for inventory obsolescence			320,335	363,747
Amortization of operating lease right of use assets	340,496	589,617	793,209	739,694
Loss on write off of property and equipment				15,907
Interest expense			979,611	5,583,322
Changes in operating assets and liabilities:
Accounts receivable	(31,736)	(23,651)	(27,843)	(24,995)
Inventories	(602,235)	49,595	(147,982)	(3,190,047)
Prepaid and other current assets	(5,034,546)	(129,265)	(388,673)	1,200,682
Security deposit		8,842	12,176	28,751
Accounts payable	793,161	(1,732,713)	(1,591,487)	2,661,911
Accrued expenses	1,618,881	269,973	340,525	357,747
Accrued interest		1,048,928	1,386,048	1,885,495
Operating lease payments	(353,929)	(627,503)	(844,198)	(785,015)
Net cash used in operating activities	(19,829,558)	(7,150,873)	(12,652,631)	(22,025,362)
Cash flows from investing activities
Purchase of property and equipment	(33,439)	(15,651)	(34,966)	(30,768)
Purchase of intangible assets and trademarks	(174,258)	(83,590)	(120,088)	(218,496)
Net cash used in investing activities	(207,697)	(99,241)	(155,054)	(249,264)
Cash flows from financing activities
Repayment of debt			(10,979,611)
Proceeds from issuance of third-party convertible notes	1,450,000	3,000,000	3,000,000	12,000,000
Proceeds from issuance of convertible bridge notes – related party				3,200,000
Proceeds of term loan payable		5,000,000	5,000,000
Payment of unrelated party debt		(2,020,389)
Proceeds from revolving line of credit	3,700,000
Proceeds from notes - related party		2,298,000
Payment of notes - related party		(50,000)
Proceeds from reverse recapitalization	1,103,640
Proceeds from lock-up share release	242,248
Proceeds from demand notes – related party			2,248,000	850,000
Proceeds from the exercise of stock options for common stock	79,484	4	4
Proceeds from the issuance of common stock, net of transaction costs	9,961,356
Proceeds from the issuance of Series A-1 convertible preferred stock				475,000
Proceeds from the issuance of Series A-2 preferred stock, net of transaction costs			17,256,525
Proceeds from prepaid investor subscriptions			2,048,776
Proceeds from demand notes				5,000,000
Net cash provided by financing activities	16,536,728	8,227,615	18,573,694	21,525,000
Effect of exchange rate changes on cash	293,421	1,224	58,184	(15,533)
Net increase (decrease) in cash and cash equivalents	(3,207,105)	978,725	5,824,194	(765,159)
Cash and cash equivalents at beginning of year	6,010,075	185,881	185,881	951,040
Cash and cash equivalents at end of year	2,802,970	1,164,606	6,010,075	185,881
Initial measurement of debt discount on the convertible note	(1,450,000)
Conversion of related party notes to Common Stock	2,205,497
Initial measurement of the convertible note option liability	1,450,000
Conversion of principal on related party notes to Common Stock	12,598,000	9,069,516
Conversion of interest on replated notes to Common Stock	3,141,846	1,879,686
Legacy Warrants issued with term note payable		1,682,750
Issuance of Common Stock related to convertible note payable	24,000,000
Conversion of vendor payable to Common Stock	3,422,028
Non-cash activities
Initial measurement of debt discount on the convertible note	(1,450,000)
Conversion of related party notes to Common Stock	2,205,497
Initial measurement of the convertible note option liability	1,450,000
Conversion of principal on related party notes to Common Stock	12,598,000	9,069,516
Conversion of interest on replated notes to Common Stock	3,141,846	1,879,686
Legacy Warrants issued with term note payable		1,682,750
Issuance of Common Stock related to convertible note payable	24,000,000
Conversion of vendor payable to Common Stock	3,422,028
Conversion of principal on convertible notes to preferred stock – Series A-1			8,993,240	57,676,825
Conversion of interest on convertible notes to preferred stock – Series A-1			1,955,957	11,706,247
Deferred financing costs incurred pursuant to issuance of equity warrants				253,816
Conversion of notes payable to Series A-2 Preferred Shares			3,076,274
Conversion of vendor payable to Series A-2 Preferred Shares			1,920,124
Supplemental cash flow information
Taxes paid			13,070	30,403
Interest paid	504,431	353,025	892,336	353,604
PLUM ACQUISITION CORP. I
Cash flows from operating activities
Net (loss) income			(34,727)	10,578,125
Adjustments to reconcile net loss to net cash used for operating activities:
Interest earned on investments held in Trust Account		(4,344,597)	(4,758,906)	(4,679,040)
Change in fair value of warrant liabilities		379,216	1,264,054	(8,973,522)
Reduction of deferred underwriter fees		(328,474)	(328,474)
Issuance of FPA		308,114	308,114
Change in fair value of FPA		(308,114)	(308,114)
Interest expense - debt discount			759,768
Changes in operating assets and liabilities:
Prepaid expense		16,081	(7,222)	348,794
Due to related party			96,291	120,000
Accounts payable and accrued expenses		1,335,939	1,946,574	1,584,820
Net cash used in operating activities		(709,623)	(1,062,642)	(1,020,823)
Cash flows from investing activities
Extension payment deposit in Trust		(1,095,000)	(1,140,000)
Cash withdrawn for redemptions		294,254,572	294,254,572
Net cash used in investing activities		293,159,572	293,114,572
Cash flows from financing activities
Redemption of Class A ordinary shares		(294,254,572)	(294,254,572)
Proceeds from subscription liability			1,960,944
Proceeds from notes - related party		250,000	250,000	1,000,000
Net cash provided by financing activities		(292,443,628)	(292,043,628)	1,000,000
Net increase (decrease) in cash and cash equivalents			8,302	(20,823)
Cash and cash equivalents at beginning of year	$ 94,703	86,401	86,401	107,224
Cash and cash equivalents at end of year		92,722	94,703	86,401
Subsequent measurement of Class A ordinary shares to redemption amount		5,439,596	5,898,905	4,695,302
Issuance of Subscription Shares		914,776	1,153,306
Non-cash activities
Subsequent measurement of Class A ordinary shares to redemption amount		5,439,596	5,898,905	4,695,302
Issuance of Subscription Shares		$ 914,776	$ 1,153,306